Segment Disclosure - Summary of Revenue Information Relating to Geographic Locations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 589,201	$ 589,370	$ 745,800
United States [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	266,610	329,427	432,659
Canada [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	63,006	43,636	54,237
Europe, Middle East and Africa [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	167,099	166,232	183,920
Rest of World [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 92,486	$ 50,075	$ 74,984